Maintenance rights and lease premium, net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
Maintenance rights and lease premium, net consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Maintenance rights	$1,505,434	$1,669,742
Lease premium, net	396,508	460,251
	$1,901,942	$2,129,993

Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the six months ended June 30, 2025 and 2024 were as follows:

	Six Months Ended June 30,
	2025	2024
Maintenance rights at beginning of period	$1,669,742	$2,099,513
EOL and MR contract maintenance rights expense	(36,035)	(51,841)
MR contract maintenance rights write-off due to maintenance liability release	(11,066)	(34,988)
EOL contract maintenance rights write-off due to cash receipt	(25,372)	(97,289)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(91,835)	(45,016)
Maintenance rights at end of period	$1,505,434	$1,870,379

Schedule of lease premium assets
The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$801,716	$(405,208)	$396,508

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$907,995	$(447,744)	$460,251